Operating Lease (Tables)	6 Months Ended
Jun. 30, 2026
Operating Lease [Abstract]
Schedule of Operating Lease
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$

Short-term leases	71,877	47,688